CMA OHIO
MUNICIPAL MONEY FUND

Semi-Annual Report


September 30, 1997



[FUND LOGO]
[MERRILL LYNCH BULL LOGO]



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


CMA Ohio
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                               16058 -- 9/97

[RECYCLE LOGO] Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA Ohio Municipal Money Fund paid shareholders a net annualized yield of 3.15%*. As of September 30, 1997, the Fund's 7-day yield was 3.33%.

Economic Environment and Investment Strategy
The state of Ohio's economy continued to experience an easing in economic growth during the six-month period ended September 30, 1997. Ohio's economy, which once acted as a catalyst for the rest of the nation, is currently expanding at less than 1% year over year. Contributing to this slowing in economic activity are the tight labor conditions which have existed in the state for some time. With seasonally adjusted unemployment levels in the 4% range, employers are crossing the border looking for excess capacity elsewhere while at the same time continuing capital improvement investments on existing facilities. In addition, despite high consumer confidence, the state's personal income levels have lagged the nation's since the end of 1995.

On March 31, 1997, the state ended its fiscal year on a positive note as a combination of higher-than-expected revenues and lower-than-expected spending led to an unobligated fund balance of $839.9 million in the general revenue fund. Tax revenues finished fiscal year 1997 at $334.3 million, or 2.5% above estimates and 1.7% above the 1996 fiscal year. At the same time, the general revenue fund's disbursements were $722.3 million below estimates as the state experienced a reduction in spending for human services programs, such as Medicaid and other welfare services. In the current economic climate, the state continues to fair well. Total revenues for the first three months of fiscal year 1998 were $3.8 billion, or 4.4% above the comparable period last year. These positive results continue to allow the state to avoid borrowing in the short-term municipal market to finance daily operations. In addition, these results continue to allow the various Ohio municipalities to maintain moderate borrowing levels at $659 million for the six-month period ended September 30, 1997. Finally, the Ohio legislature continues to wrestle with a proposed school funding reform bill and how to account for the distribution of funds. The $1.1 billion in funding for this bill remains uncertain as legislative conflicts appear to make the passage of a 1% increase in the state sales tax unlikely.

As discussed in our March 31, 1997 letter to shareholders, CMA Ohio Municipal Money Fund had adopted a defensive approach to the market. In April, we allowed the Fund's average life to decline to the 35-day range as we prepared to meet tax-related redemptions by replacing maturing short-term municipal notes with variable rate demand notes (VRDNs). This strategy benefited the Fund as the seasonal effect of low subscriptions and high redemptions, combined with a large inventory of dealer-held VRDNs, contributed to attractive VRDN yields.

In May and June, supply imbalances were no different than in April. With a mixture of economic data and an uncertain Federal Reserve Board (FRB) position, there was little incentive to participate in the fixed-rate note market, other than for diversification purposes. During the first three months of the period ended September 30, 1997, we selectively purchased six-month municipal notes for diversification purposes as yields on one-year municipal notes were only marginally higher. In July, larger money fund subscriptions combined with large corporate demand allowed the municipal yield curve to shift as VRDN yields fell below municipal note and commercial paper levels. In addition, despite continued economic strength, inflationary data remained subdued, and the FRB remained on the sidelines. This combination of factors gave investors renewed confidence, which allowed the Treasury market to rally and interest rates in the six-month and one-year sectors to fall approximately 20 basis points and 45 basis points (0.25% and 0.45%), respectively. This rally in the Treasury market forced municipal market investors to scramble to extend their average life as yields on one-year notes declined approximately 10 basis points -- 15 basis points. We changed our strategy to a more neutral approach by selectively purchasing longer-dated municipal notes and increasing the average portfolio maturity to the 60-day range.

Looking ahead, we expect to continue to maintain a neutral strategy, selectively participating in the longer-dated municipal note market. Despite the FRB's reluctance to change monetary policy thus far and inconclusive economic data, we will proceed cautiously as employment reports continue to suggest that tight labor conditions exist. These tight labor conditions combined with the potential of increased economic activity created from low interest rates could ultimately pose an inflationary threat and force the FRB to increase interest rates. We will continue to monitor and adjust our market strategy as economic conditions change. However, we continue to expect that Ohio's strong economic performance will reduce short-term note issuance. We continue to closely monitor credit quality while seeking an attractive tax-exempt yield for our shareholders.

In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/S/ARTHUR ZEIKEL
Arthur Zeikel
President


/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President


/S/KEVIN A. SCHIATTA
Kevin A. Schiatta
Vice President and Portfolio Manager

October 30, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



CMA Ohio Municipal Money Fund
Schedule of Investments as of September 30, 1997                                                               (in Thousands)

                    Face                                                                                            Value
State              Amount                                     Issue                                               (Note 1a)

Ohio -- 99.5%      $1,090     Allen County, Ohio, IDR (Nickles Bakery Project), VRDN, 4.25% due 1/02/2003 (a)       $1,090
                    3,800     Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County
                              Medical Center Project), VRDN, 4.15% due 12/01/2007 (a)                                3,800
                    2,290     Ashtabula County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 4.25%
                              due 6/01/2005 (a)                                                                      2,290
                    2,000     Barberton, Ohio, City School District, BAN, 4.34% due 6/01/1998                        2,005
                      395     Brooklyn Heights, Ohio, IDR (ATC Nymold Inc.), VRDN, AMT 4.25% due
                              2/01/2002 (a)                                                                            395
                    3,700     Butler County, Ohio, BAN, 4.29% due 8/08/1998                                          3,712
                    1,575     Cadiz, Ohio, BAN, 4.45% due 12/18/1997                                                 1,577
                    2,800     Canal Winchester, Ohio, BAN, 4.375% due 8/11/1998                                      2,808
                    1,035     Canfield, Ohio, Local School District, BAN, UT, 4.50% due 10/02/1997                   1,035
                    1,095     Canton, Ohio, IDR (Accu Plate Project), VRDN, AMT, 4.05% due 3/01/2017 (a)             1,095
                    3,575     Cincinnati and Hamilton County, Ohio, Port Authority, Economic Development
                              Revenue Bonds (Berthesda One Ltd.), 4% due 8/01/1998                                   3,575
                    7,000     Cincinnati, Ohio, City School District, BAN, 4.32% due 9/17/1998                       7,024
                    1,770     Clark County, Ohio, BAN, 4.40% due 6/30/1998                                           1,776
                    1,400     Clermont County, Ohio, Hospital Facilities Revenue Bonds (Mercy Health
                              Systems), VRDN, Series B, 4.05% due 9/01/2021 (a)                                      1,400
                    1,700     Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT, Series A,
                              4.25% due 9/01/2005 (a)                                                                1,700
                    2,875     Columbiana County, Ohio, IDR (The Hall China Project), VRDN, AMT, 4.25%
                              due 1/01/2007 (a)                                                                      2,875
                              Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds, VRDN (a):
                      900     (Benjamin Rose Institute Project), Series B, 4% due 12/01/2000                           900
                    4,900     (Catholic Charities Facilities), 4.15% due 7/01/2012                                   4,900
                   14,900     Cuyahoga County, Ohio, Hospital Revenue Improvement Bonds (Cleveland
                              University Hospital), VRDN, 4.10% due 1/01/2016 (a)                                   14,900
                              Cuyahoga County, Ohio, IDR, VRDN (a):
                      940     (Athens Pastries Inc. Project), AMT, 4.25% due 6/03/2009                                 940
                    5,275     (Cleveland E Excel Ltd.), AMT, 4.25% due 3/01/2019                                     5,275
                      620     (Erieview Metal Treating Project), AMT, 4.25% due 5/05/2010                              620
                    3,180     Refunding (Parma Care Center, Inc.), 4.25% due 12/01/2011                              3,180
                      945     Refunding (Pleasant Lake Association Project), 4.10% due 5/01/2011                       945
                    3,700     (Suburban Pavilion Inc. Project), AMT, 4.25% due 10/02/2006                            3,700
                    4,000     Dublin, Ohio, City School District, GO, UT, 4.33% due 5/13/1998                        4,008
                              Eagle Tax-Exempt Trust, Custodial Receipts (Ohio Edison), VRDN (a):
                    5,000     Series 95, Class 3501, 4.18% due 7/01/2015                                             5,000
                    5,000     Series 95, Class 3502, 4.18% due 7/01/2015                                             5,000
                    1,000     East Palestine, Ohio, BAN, 3.93% due 8/28/1998                                         1,000
                              Erie County, Ohio, IDR, VRDN (a):
                      500     (Brighton Manor Company Project), AMT, 4.25% due 11/01/2016                              500
                    1,590     Refunding (Huron Health Care Center Project), 4.15% due 8/01/2007                      1,590
                    3,300     Franklin County, Ohio, Health Systems Revenue Bonds (Franciscan Sisters -
                              Saint Anthony Medical Facility), VRDN, Series B, 4% due 7/01/2015 (a)                  3,300
                              Franklin County, Ohio, Hospital Revenue Bonds, VRDN (a):
                    6,100     (Children's Hospital Project), Series B, 4.25% due 12/01/2014                          6,100
                    1,000     (Lutheran Senior City Inc. Project), 3.95% due 5/01/2015                               1,000
                    3,000     Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (US Health Corp. Project), VRDN, Series A, 4.15% due 12/01/2021 (a)                    3,000
                              Franklin County, Ohio, IDR:
                    1,395     (GSW Building Association Ltd.), 3.85% due 11/01/1997                                  1,395
                    2,500     Refunding (Heekin Can Inc. Project), VRDN, AMT, 4.25% due 5/01/2007 (a)                2,500
                    3,000     Franklin County, Ohio, M/F Housing Revenue Bonds (Colonial Courts Project),
                              VRDN, AMT, 4.20% due 12/01/2024 (a)                                                    3,000
                    3,000     Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 4.25%
                              due 4/01/2007 (a)                                                                      3,000
                    2,115     Geauga County, Ohio, IDR (Neff-Perkins Co. Project), VRDN, AMT, 4.25% due
                              6/01/2005 (a)                                                                          2,115
                    1,315     Gorham - Fayette, Ohio, Local School District, BAN, UT, 4.19% due 3/05/1998            1,316
                    2,000     Graham, Ohio, Local School District, UT, Series A, 4.29% due 5/28/1998                 2,005
                    1,000     Greene County, Ohio, IDR (FC Ltd./AFC Stamping), VRDN, AMT, 4.25% due
                              9/01/2016 (a)                                                                          1,000
                      646     Hamilton County, Ohio, Economic Development Revenue Bonds (Cincinnati
                              Performing Arts), VRDN, 4.25% due 6/15/2005 (a)                                          646
                    5,600     Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Alliance Health),
                              VRDN, Series F, 4.10% due 1/01/2018 (a)(b)                                             5,600
                    1,160     Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, AMT, 4.25% due
                              12/01/2014 (a)                                                                         1,160
                    4,100     Liberty, Ohio, Local School District, BAN, 4.35% due 2/17/1998                         4,108
                    3,400     Lorain County, Ohio, BAN, 4.22% due 9/17/1998                                          3,408
                    5,000     Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic Healthcare
                              Partners Inc.), CP, Series A, 3.70% due 11/03/1997                                     5,000
                    3,200     Lorain County, Ohio, IDR (DGR Investment Ltd./Trimline Die Corp.), VRDN, AMT,
                              4.05% due 12/01/2012 (a)                                                               3,200
                    5,000     Lorain County, Ohio, Independent Living Facilities Revenue Bonds (Elyria
                              United Methodist Project), VRDN, Series A, 4.10% due 6/01/2022 (a)                     5,000
                    3,000     Lucas County, Ohio, Economic Development Revenue Bonds (Hammill
                              Manufacturing Co. Project), VRDN, AMT, 4.35% due 5/01/2010 (a)                         3,000
                      225     Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home Project),
                              VRDN, 4.15% due 12/01/2007 (a)                                                           225
                    4,870     Lucas County, Ohio, IDR (Reichert Stamping Co. Project), VRDN, 4.25% due
                              7/15/2006 (a)                                                                          4,870
                      435     Marion County, Ohio, Hospital Improvement Revenue Bonds (Pooled Lease
                              Program), VRDN, 4.15% due 5/01/2019 (a)                                                  435
                    1,935     Marion County, Ohio, IDR (Mid-Ohio Packaging Company Project), VRDN, AMT,
                              4.25% due 11/01/2015 (a)                                                               1,935
                    2,970     Mentor, Ohio, IDR (Metcor Parnership/Tridelt), VRDN, AMT, 4.25% due
                              12/01/2008 (a)                                                                         2,970
                    3,500     Mercer County, Ohio, BAN, 4.25% due 9/25/1998                                          3,508
                    6,600     Montgomery County, Ohio, Hospital Revenue Bonds (Miami Valley Hospital), CP,
                              Series C, 3.85% due 12/11/1997                                                         6,600
                    2,470     Montgomery County, Ohio, IDR (Citywide Development Corp. Project), VRDN,
                              AMT, 4.25% due 12/01/2013 (a)                                                          2,470
                      605     Montgomery County, Ohio, IDR (Town Centers Ltd. Partnership Project), AMT,
                              4% due 11/15/1997                                                                        605
                    1,980     Moraine, Ohio, IDR, Refunding (Gray America Corporation Project), VRDN, AMT,
                              4.25% due 12/01/2001 (a)                                                               1,980
                      400     Mount Gilead, Ohio, BAN, 4% due 11/06/1997                                               400
                    7,000     Oak Hills, Ohio, Local School District, UT, 4.63% due 12/17/1997                       7,013
                    2,000     Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 4.25% due 10/01/2003 (a)               2,000
                    8,045     Ohio State Air Quality Development Authority, Environmental Improvement
                              Revenue Refunding Bonds (USX Project), 3.75% due 1/15/1998                             8,045
                    7,500     Ohio State Air Quality Development Authority, PCR (Duquesne Light Co. Project),
                              CP, AMT, 3.60% due 10/23/1997                                                          7,500
                              Ohio State Higher Educational Facilities, Commission Revenue Bonds, VRDN (a):
                    4,800     (Facilities Pooled Financing), 3.85% due 12/01/2016                                    4,800
                    2,760     (Mount Vernon), 4.15% due 9/01/2009                                                    2,760
                    3,325     Ohio State, IDR, Refunding (General Motors Corp. Project), VRDN, 4.10% due
                              9/01/2001 (a)                                                                          3,325
                    5,100     Ohio State, PCR, Refunding (Sohio Air Project - BP Petroleum), VRDN, 4.05% due
                              5/01/2022 (a)                                                                          5,100
                    2,110     Ohio State, PCR, Refunding (Sohio Water Project - BP Petroleum), VRDN, 4.05%
                              due 5/01/2022 (a)                                                                      2,110
                    3,700     Ohio State Turnpike Commission Revenue Bonds (Municipal Security Trust
                              Receipts), VRDN, Series SGA-60, 4.15% due 2/15/2026 (a)(b)                             3,700
                    9,000     Ohio State Water Development Authority, Environment Improvement Revenue
                              Bonds (Mead Corp. Project), CP, AMT, 3.85% due 10/29/1997                              9,000
                              Ohio State Water Development Authority, Pollution Control Facilities Revenue
                              Bonds, AMT:
                    5,000     (Duquesne Light Co. Project), CP, 3.80% due 10/30/1997                                 5,000
                    8,500     (Ohio Edison Company), Series A, 4.10% due 5/01/1998                                   8,500
                    6,745     Ohio State Water Development Authority Revenue Bonds, VRDN, Series A, 4.15%
                              due 9/01/1998 (a)                                                                      6,745
                    3,000     Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                              (American Steel & Wire Corp.), VRDN, 4.30% due 9/01/2025 (a)                           3,000
                    5,000     Ottawa County, Ohio, BAN, 4.125% due 8/06/1998                                         5,010
                      400     Paulding County, Ohio, IDR, Refunding (Countrymark Cooperative Inc. Project),
                              VRDN, 4% due 3/01/1999 (a)                                                               400
                    5,400     Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge Corp.
                              Project), VRDN, AMT, 3.80% due 8/01/2026 (a)                                           5,400
                              Portage County, Ohio, IDR, VRDN, AMT (a):
                    5,750     (Commercial Turf Products Ltd. Project), 4.20% due 5/01/2022                           5,750
                    1,410     (John E. Susong Project), Series B, 4.25% due 5/02/2016                                1,410
                    1,685     (NCSP L.P. Project), 4.25% due 7/01/2014                                               1,685
                    2,695     (PM Property One, Ltd.), 4.25% due 11/01/2012                                          2,695
                    2,125     Refunding (John E. Susong Project), Series A, 4.25% due 5/02/2011                      2,125
                    1,100     Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                              VRDN, 4.15% due 12/01/2010 (a)                                                         1,100
                    1,250     Ross County, Ohio, Hospital Revenue Bonds (Medical Center Hospital Project),
                              VRDN, 3.95% due 12/01/2020 (a)                                                         1,250
                    1,700     Saint Mary's, Ohio, BAN, 4.40% due 6/17/1998                                           1,705
                    3,000     Saint Mary's, Ohio, City School District, BAN, UT, 4.27% due 3/12/1998                 3,004
                    1,100     Salem, Ohio, BAN, 4.45% due 5/28/1998                                                  1,102
                              Sandusky County, Ohio, IDR, VRDN (a):
                    1,300     (Brighton Manor Co. Project), AMT, 4.25% due 12/01/2016                                1,300
                    2,060     (Crown Battery Manufacturing Co.), AMT, 4.25% due 8/06/2003                            2,060
                    3,000     (Louis G. Freeman Co. Project), AMT, 4.05% due 7/01/2017                               3,000
                    4,385     (Magnesium Refining Technologies Inc. Project), AMT, Series A, 4.25%
                              due 9/01/2007                                                                          4,385
                    1,700     Scioto County, Ohio, Hospital Facilities Revenue Bonds (VHA Central Inc./Capital
                              Asset), VRDN, Series E, 4.15% due 12/01/2025 (a)                                       1,700
                      305     Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 4.25% due 11/01/2004 (a)                  305
                              Stark County, Ohio, IDR, VRDN, AMT (a):
                    2,525     (Superior Dairy Inc. Project), 4.25% due 5/01/2003                                     2,525
                    1,350     (Wilkof-Morris Project), 4.25% due 1/01/2010                                           1,350
                    2,115     Strongsville, Ohio, IDR (E&E Properties/Dupli System Project), VRDN, 4.25% due
                              2/01/2010 (a)                                                                          2,115
                      400     Summit County, Ohio, Hospital Facilities Revenue Bonds (Cuyahoga Falls General
                              Hospital), VRDN, Series B, 4% due 7/01/1999 (a)                                          400
                              Summit County, Ohio, IDR:
                    1,250     (Ace Precision Industries Inc. Project), VRDN, AMT, 4.25% due 7/01/2014 (a)            1,250
                    1,680     (Austin Printing Co. Inc. Project), VRDN, AMT, 4.25% due 8/01/2006 (a)                 1,680
                    2,380     (Delco Corp. Project), VRDN, AMT, 4.25% due 6/01/2016 (a)                              2,380
                      400     (Forest Manufacturing Project), VRDN, AMT, 4.20% due 11/01/2001 (a)                      400
                      790     (Hardcoating Project), VRDN, AMT, 4.25% due 7/01/2002 (a)                                790
                      575     (Lucerne Production Project), VRDN, AMT, 4.25% due 6/01/2002 (a)                         575
                      905     (Ohio Camshaft Project), 3.75% due 10/01/1997                                            905
                    1,150     (Sigma Properties Project), VRDN, AMT, 4.25% due 6/01/2008 (a)                         1,150
                    1,100     (Steffen Bookbinders Project), VRDN, AMT,  4.25% due 11/01/2004 (a)                    1,100
                      500     (Struktol Project), VRDN, AMT, Series A, 4.25% due 6/01/2002 (a)                         500
                      950     (Texler Inc. Project), AMT, 3.92% due 11/01/1997                                         950
                    1,590     Troy, Ohio, Economic Development Revenue Bonds (L&CP Corp. Project), AMT,
                              4% due 12/01/1997                                                                      1,590
                    1,985     Trumbull County, Ohio, IDR (ATD Corp. Project), VRDN, AMT, 4.25% due
                              8/01/2010 (a)                                                                          1,985
                    2,500     Union County, Ohio, IDR (Union Aggregates Co. Project), VRDN, AMT, 4.25% due
                              11/01/2006 (a)                                                                         2,500
                    1,250     Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 4.25% due
                              5/01/2016 (a)                                                                          1,250
                    1,545     Valley View, Ohio, IDR, Refunding and Improvement (Sweet Valley Dillion Project),
                              VRDN, AMT, 4.25% due 4/01/2011 (a)                                                     1,545
                    2,080     Warren County, Ohio, IDR (Kardol Quality Products Project), VRDN, AMT,
                              4.25% due 12/01/2014 (a)                                                               2,080
                    2,400     Willoughby, Ohio, IDR (Malish Brush & Specialty), VRDN, AMT, 4.25% due
                              6/01/2009 (a)                                                                          2,400
                    2,860     Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes Window
                              Project), AMT, 4.75% due 12/01/1997                                                    2,860
                              Wood County, Ohio, IDR, VRDN, AMT (a):
                    1,175     (B&B Box Co. Project), 4.25% due 3/01/2011                                             1,175
                    1,060     (Centaur Tool & Die Inc. Project), 4.25% due 8/01/2010                                 1,060
                    1,410     Woodster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 4.25% due
                              5/01/2010 (a)                                                                          1,410
                    3,290     Zanesville - Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc.
                              Project), VRDN, AMT, 4.25% due 9/01/2004 (a)                                           3,290
                                                                                                                  --------

                              Total Investments (Cost -- $342,665*) -- 99.5%                                       342,665

                              Other Assets Less Liabilities -- 0.5%                                                  1,678
                                                                                                                  --------
                              Net Assets -- 100.0%                                                                $344,343
                                                                                                                  ========

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1997.
(b) MBIA Insured.
 *  Cost for Federal income tax purposes.

Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT     Alternative Minimum Tax (subject to)
BAN     Bond Anticipation Notes
CP      Commercial Paper
GO      General Obligation Bonds
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.





CMA Ohio Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $342,665,019) (Note 1a)                                     $342,665,019
Cash                                                                                                        39,337
Interest receivable                                                                                      1,835,060
Prepaid registration fees and other assets (Note 1d)                                                        98,073
                                                                                                      ------------
Total assets                                                                                           344,637,489
                                                                                                      ------------
Liabilities:
Payables:
Investment adviser (Note 2)                                                       $152,782
Distributor (Note 2)                                                                80,361
Dividends to shareholders (Note 1e)                                                    139                 233,282
                                                                                  --------
Accrued expenses and other liabilities                                                                      61,616
                                                                                                      ------------
Total liabilities                                                                                          294,898
                                                                                                      ------------
Net Assets                                                                                            $344,342,591
                                                                                                      ============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                             $34,437,415
Paid-in capital in excess of par                                                                       309,936,731
Accumulated realized capital losses -- net (Note 4)                                                        (31,555)
                                                                                                      ------------
Net Assets -- Equivalent to $1.00 per share based on 344,374,146 shares of
beneficial interest outstanding                                                                       $344,342,591
                                                                                                      ============

See Notes to Financial Statements.





CMA Ohio Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium earned                                                           $6,483,580
Expenses:
Investment advisory fees (Note 2)                                                 $840,830
Distribution fees (Note 2)                                                         206,301
Transfer agent fees (Note 2)                                                        31,322
Accounting services (Note 2)                                                        29,379
Registration fees (Note 1d)                                                         25,311
Professional fees                                                                   25,202
Custodian fees                                                                      14,688
Printing and shareholder reports                                                     8,569
Pricing fees                                                                         6,453
Trustees' fees and expenses                                                          1,415
Other                                                                                2,113
                                                                                  --------
Total expenses                                                                                         1,191,583
                                                                                                      ----------
Investment income -- net                                                                               5,291,997
                                                                                                      ----------
Net Increase in Net Assets Resulting from Operations                                                  $5,291,997
                                                                                                      ==========

See Notes to Financial Statements.





CMA Ohio Municipal Money Fund
Statements of Changes in Net Assets

                                                                                  For the Six            For the
                                                                                  Months Ended         Year Ended
                                                                                 Sept. 30, 1997       March 31, 1997
Increase (Decrease) in Net Assets:
Operations:
Investment income -- net                                                            $5,291,997            $8,896,526
                                                                                  ------------        --------------
Net increase in net assets resulting from operations                                 5,291,997             8,896,526
                                                                                  ------------        --------------
Dividends to Shareholders (Note 1e):
Investment income -- net                                                            (5,291,997)           (8,896,526
                                                                                  ------------        --------------
Net decrease in net assets resulting from dividends to shareholders                 (5,291,997)           (8,896,526)
                                                                                  ------------        --------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                   744,238,525         1,162,499,097
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e)                                                                            5,291,863             8,896,416)
                                                                                  ------------        --------------
                                                                                   749,530,388         1,171,395,513
Cost of shares redeemed                                                           (732,360,838)       (1,126,409,501)
                                                                                  ------------        --------------
Net increase in net assets derived from beneficial interest transactions            17,169,550            44,986,012)
                                                                                  ------------        --------------
Net Assets:
Total increase in net assets                                                        17,169,550            44,986,012
Beginning of period                                                                327,173,041           282,187,029
                                                                                  ------------        --------------
End of period                                                                     $344,342,591          $327,173,041
                                                                                  ============        ==============

See Notes to Financial Statements.





CMA Ohio Municipal Money Fund
Financial Highlights

                                                             For the
                                                            Six Months
The following per share data and ratios have been derived     Ended
from information provided in the financial statements.       Sept. 30,               For the Year Ended March 31,
                                                                1997         1997         1996         1995         1994

Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period                            $1.00        $1.00        $1.00        $1.00        $1.00)
                                                             --------     --------     --------     --------     --------
Investment income -- net                                          .02          .03          .03          .03          .02)
                                                             --------     --------     --------     --------     --------
Total from investment operations                                  .02          .03          .03          .03          .02)
                                                             --------     --------     --------     --------     --------
Less dividends from investment income -- net                     (.02)        (.03)        (.03)        (.03)        (.02)
                                                             --------     --------     --------     --------     --------
Net asset value, end of period                                  $1.00        $1.00        $1.00        $1.00        $1.00
                                                             ========     ========     ========     ========     ========
Total Investment Return                                          3.15%*       3.00%        3.26%        2.65%        1.88%
                                                             ========     ========     ========     ========     ========
Ratios to Average Net Assets:
Expenses                                                          .71%*        .71%         .73%         .74%         .72%
                                                             ========     ========     ========     ========     ========
Investment income -- net                                         3.15%*       2.94%        3.21%        2.64%        1.86%
                                                             ========     ========     ========     ========     ========
Supplemental Data:
Net assets, end of period (in thousands)                     $344,343     $327,173     $282,187     $237,655     $213,655
                                                             ========     ========     ========     ========     ========

* Annualized.

See Notes to Financial Statements.




CMA Ohio Municipal Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $32,000, of which $23,000 expires in 2000, $5,000 expires in 2001 and $4,000 expires in 2002. This amount will be available to offset like amounts of any future taxable gains.



CMA Ohio
Municipal Money Fund

Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillipo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].